Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Segment Reporting Information [Line Items]
Net revenues	$ 1,246,766	$ 1,138,887	$ 959,854
Operating costs and expenses:
Cost of revenues	(526,320)	(451,669)	(384,177)
Selling and marketing	(188,483)	(169,062)	(142,098)
General and administrative	(378,434)	(324,210)	(311,014)
Total operating costs and expenses	(1,093,237)	(944,941)	(837,289)
Gain on disposal of subsidiaries		3,621
Operating income	153,529	197,567	122,565
Total assets	1,951,537	1,603,545	1,353,441
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,246,766	1,138,887	959,854
Operating costs and expenses:
Cost of revenues	(526,320)	(451,669)	(384,177)
Selling and marketing	(166,276)	(147,057)	(125,446)
General and administrative	(304,770)	(250,172)	(232,804)
Total operating costs and expenses	(1,093,237)	(944,941)	(837,289)
Gain on disposal of subsidiaries		3,621
Operating income	153,529	197,567	122,565
Total assets	1,311,508	1,020,841	824,901
Corporate, Non-Segment [Member]
Operating costs and expenses:
Total operating costs and expenses	(95,871)	(96,043)	(94,862)
Total assets	640,029	582,704	528,540
Language Training and Test Preparation Course [Member]
Operating costs and expenses:
Total assets	937,020	709,979	544,669
Language Training and Test Preparation Course [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	1,040,380	969,947	818,550
Operating costs and expenses:
Cost of revenues	(442,994)	(388,998)	(328,663)
Selling and marketing	(122,697)	(112,092)	(96,064)
General and administrative	(245,315)	(204,679)	(198,718)
Total operating costs and expenses	(811,006)	(705,769)	(623,445)
Operating income	229,374	264,178	195,105
Total assets	937,020	709,979	544,669
Primary and Secondary Education [Member]
Operating costs and expenses:
Total assets	75,046	65,357	59,791
Primary and Secondary Education [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	26,735	24,063	20,712
Operating costs and expenses:
Cost of revenues	(9,083)	(8,488)	(8,396)
Selling and marketing	(1,039)	(956)	(1,712)
General and administrative	(10,068)	(8,748)	(6,648)
Total operating costs and expenses	(20,190)	(18,192)	(16,756)
Operating income	6,545	5,871	3,956
Total assets	75,046	65,357	59,791
Others [Member]
Operating costs and expenses:
Total assets	299,442	245,505	220,441
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	179,651	144,877	120,592
Operating costs and expenses:
Cost of revenues	(74,243)	(54,183)	(47,118)
Selling and marketing	(42,540)	(34,009)	(27,670)
General and administrative	(49,387)	(36,745)	(27,438)
Total operating costs and expenses	(166,170)	(124,937)	(102,226)
Gain on disposal of subsidiaries		3,621
Operating income	13,481	23,561	18,366
Total assets	$ 299,442	$ 245,505	$ 220,441